Significant Accounting Policies - Capitated Revenue (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 state plan	Dec. 31, 2021 plan state	Dec. 31, 2020 plan state	Dec. 31, 2019 USD ($) plan state
Disaggregation of Revenue [Line Items]
Number of states		4
P3 Health Partners Inc.
Disaggregation of Revenue [Line Items]
Term of contract		1 month
Number of health plans percentage of payment contracts entered | plan		17	12	7
Number of states		4	4	2
P3 Health Partners Inc. | Capitated Revenue
Disaggregation of Revenue [Line Items]
Additional revenue related to prior year premium risk adjustments | $				$ 150,681
Number of health plans percentage of payment contracts entered | plan	20	17
Number of states	5	4
Practical expedient for not adjusting effects of a significant financing component	true	true